TAXES PAYABLE (Details) - USD ($)	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022
TAXES PAYABLE
Income taxes payable	$ 625,271		$ 623,812
Other	879		13
Total taxes payable	$ 626,150	$ 623,825	$ 623,825